STOCK-BASED COMPENSATION - Assumptions (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility	82.10%		82.60%		82.60%		82.20%
Expected term in years	6 years	6 years 6 months	6 years	6 years 6 months	6 years		6 years
Risk-free interest rate	1.56%		1.71%				1.74%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility		97.00%		97.00%		81.30%
Risk-free interest rate		1.14%		1.14%	1.62%	1.57%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility		98.60%		98.60%		82.60%
Expected term in years						6 years
Risk-free interest rate		1.28%		1.28%	1.71%	2.26%